Shareholder Fees {- Fidelity Flex Municipal Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Flex Municipal Income Fund PRO-07 | Fidelity Flex Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none